                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2002
                                                 -------------

Check here if Amendment [  ]; Amendment Number:  -------------
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    NewBridge Partners, LLC
         ------------------------------------------------
Address: 535 Madison Avenue, 14th floor
         ------------------------------------------------
         New York, New York  10022
         ------------------------------------------------


Form 13F File Number:               28-5523
                                    -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kathy T. Abramson
        ----------------------------------------------
Title:  Chief Financial Officer
        ----------------------------------------------
Phone:  (212) 745-1000
        ----------------------------------------------

Signature, Place, and Date of Signing:

/s/ Kathy T. Abramson   New York, New York         July 26, 2002
---------------------   -----------------------    -------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if o holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0
                                          -----------------------

Form 13F Information Table Entry Total:   64
                                          -----------------------

Form 13F Information Table Value Total:   $2,023,329
                                          -----------------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name (s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        No.    Form 13F File Number           Name

        None   28-5523               NewBridge Partners, LLC
        ----   -----------------     -----------------------

                             NewBridge Partners, LLC
                           Form 13F Information Table

                       For the quarter ended June 30, 2002

           COLUMN 1      COLUMN 2    COLUMN 3   COLUMN 4     COLUMN 5


                         TITLE OF                 VALUE                 PUT/
    NAME OF ISSUER        CLASS       CUSIP     (X 1000)      SHRS      CALL
------------------------------------------------------------------------------
A O L TIME WARNER         COMMON    00184A105     $58,675   3,988,779
ABBOTT LABS               COMMON    002824100        $269       7,156
ADVENT SOFTWARE INC C     COMMON    007974108        $342      13,320
AFFILIATED COMPUTER S     COMMON    008190100     $39,226     826,154
ALLERGAN INC COM          COMMON    018490102     $74,451   1,115,369
AMERICAN INTL GROUP I     COMMON    026874107    $141,039   2,067,105
AMGEN INC COM             COMMON    031162100     $59,595   1,422,999
BAXTER INTL INC           COMMON    071813109        $231       5,200
BED BATH & BEYOND INC     COMMON    075896100     $63,828   1,691,269
BERKSHIRE HATHAWAY IN     COMMON    084670207      $4,258       1,906
BROADCOM CORP COM         COMMON    111320107     $24,696   1,407,995
BROCADE COMMUNICATION     COMMON    111621108     $31,506   1,802,376
CELESTICA INC SUB VTG     COMMON    15101Q108      $1,023      45,045
CISCO SYSTEMS INC COM     COMMON    17275R102     $92,642   6,640,978
CITIGROUP INC COM         COMMON    172967101    $122,857   3,170,513
CLEAR CHANNEL COMMUNI     COMMON    184502102     $62,538   1,953,089
COCA COLA CO              COMMON    191216100        $812      14,500
COLGATE PALMOLIVE CO      COMMON    194162103        $651      13,000
CONCORD EFS INC COM       COMMON    206197105        $649      21,535
CONVERGYS CORP COM        COMMON    212485106        $631      32,375
DELL COMPUTER CORP CO     COMMON    247025109        $340      13,000
DU PONT E I DE NEMOUR     COMMON    263534109        $333       7,500
E M C CORP MASS COM       COMMON    268648102      $1,230     162,907
EXXON CORPORATION         COMMON    30231G102      $1,444      35,293
FEDERAL HOME LN MTG C     COMMON    313400301     $88,065   1,438,975
FEDERAL NAT MORTGAGE      COMMON    313586109        $586       7,950
FIRST DATA CORP COM       COMMON    319963104     $98,454   2,646,614
FOREST LABS INC COM       COMMON    345838106     $94,347   1,332,589
GENERAL ELEC CO           COMMON    369604103      $2,304      79,295
GENERAL MTRS CORP CL      COMMON    370442832        $796      76,507
HARLEY DAVIDSON INC C     COMMON    412822108     $90,683   1,768,739
HOME DEPOT INC COM        COMMON    437076102    $125,683   3,421,808
HUNTINGTON BANCSHARES     COMMON    446150104      $1,078      55,500
I B M                     COMMON    459200101        $720      10,000
INTEL CORP COM            COMMON    458140100      $1,115      61,010
J.P. MORGAN CHASE & C     COMMON    46625H100        $257       7,590
JOHNSON & JOHNSON         COMMON    478160104      $1,329      25,428
LABORATORY CORP AMER      COMMON    50540R409     $43,698     957,247
L-3 COMMUNICATIONS HL     COMMON    502424104     $40,560     751,120
MEDTRONIC INC COM         COMMON    585055106    $146,207   3,412,062
MERCK & CO INC            COMMON    589331107      $1,239      24,466
MERRILL LYNCH & CO IN     COMMON    590188108    $110,765   2,734,943
MICROSOFT CORP COM        COMMON    594918104      $6,932     126,735
NBP TRUECROSSING FDS      MUTUAL    628745101         $49      12,044
NOKIA CORP ADR SPONSO     COMMON    654902204     $86,658   5,984,658
ORACLE SYS CORP           COMMON    68389X105        $918      96,906
PFIZER INC                COMMON    717081103    $132,463   3,784,654
PRINS RECYCLING CORP      COMMON    742544109          $0      18,000
QUALCOMM INC COM          COMMON    747525103     $42,220   1,535,841
ROYAL DUTCH PETE CO N     COMMON    780257804        $580      10,500
RSTK ABTOX INC SER F      FOREIGN   00386G991          $0     120,387
S L M CORPORATION COM     COMMON    78442P106    $103,124   1,064,231
SCHERING PLOUGH CORP      COMMON    806605101        $338      13,725
SCHWAB CHARLES CORP N     COMMON    808513105      $1,298     115,894
SPDR TR UNIT SER 1        COMMON    78462F103        $233       2,350
ST JUDE MED INC COM       COMMON    790849103      $9,327     252,600
SUN HEALTHCARE GROUP      COMMON    866933104          $0      20,000
SUN MICROSYSTEMS INC      COMMON    866810104        $673     134,265
SYMANTEC CORP COM         COMMON    871503108        $857      26,075
TEXAS INSTRS INC COM      COMMON    882508104      $1,628      68,702
UNILEVER N V WI           COMMON    904784709        $231       3,571
VERITAS SOFTWARE CO C     COMMON    923436109        $836      42,253
WAL MART STORES INC       COMMON    931142103      $2,483      45,136
WRIGLEY WM JR CO          COMMON    982526105      $1,328      24,000



           COLUMN 1                   COLUMN 6          COLUMN 7               COLUMN 8
                             Investment Discretion

                                                         OTHER        Voting Authority (Shares)
    NAME OF ISSUER          SOLE      SHARED    OTHER     MGRS       SOLE      SHARED      NONE
--------------------------------------------------------------------------------------------------
A O L TIME WARNER         3,967,279    1,700   19,800             2,502,901    31,751   1,454,127
ABBOTT LABS                   7,156                                       0         0       7,156
ADVENT SOFTWARE INC C        13,320                                   8,350         0       4,970
AFFILIATED COMPUTER S       824,519      435    1,200               523,614     3,375     299,165
ALLERGAN INC COM          1,112,429      440    2,500               712,358     3,800     399,211
AMERICAN INTL GROUP I     2,052,599      970   13,536             1,398,333     7,807     660,965
AMGEN INC COM             1,416,341      858    5,800               894,951     4,838     523,210
BAXTER INTL INC               5,200                                       0         0       5,200
BED BATH & BEYOND INC     1,686,549      920    3,800             1,025,975     8,105     657,189
BERKSHIRE HATHAWAY IN         1,906                                       0         0       1,906
BROADCOM CORP COM         1,406,930    1,065                        917,800     3,125     487,070
BROCADE COMMUNICATION     1,800,651    1,075      650             1,239,690     1,155     561,531
CELESTICA INC SUB VTG        45,045                                  33,420         0      11,625
CISCO SYSTEMS INC COM     6,557,063    3,615   80,300             3,864,175    60,213   2,716,590
CITIGROUP INC COM         3,140,729    1,484   28,300             2,045,142    16,624   1,108,747
CLEAR CHANNEL COMMUNI     1,950,224      865    2,000             1,271,730     3,425     677,934
COCA COLA CO                  3,000            11,500                     0         0      14,500
COLGATE PALMOLIVE CO                           13,000                     0         0      13,000
CONCORD EFS INC COM          21,535                                  15,245         0       6,290
CONVERGYS CORP COM           32,375                                  21,475         0      10,900
DELL COMPUTER CORP CO        13,000                                       0         0      13,000
DU PONT E I DE NEMOUR         7,500                                       0         0       7,500
E M C CORP MASS COM         126,907            36,000                72,017         0      90,890
EXXON CORPORATION            17,293            18,000                     0         0      35,293
FEDERAL HOME LN MTG C     1,436,530      445    2,000               968,100     4,630     466,245
FEDERAL NAT MORTGAGE          7,150               800                     0         0       7,950
FIRST DATA CORP COM       2,630,444      770   15,400             1,679,526     7,670     959,418
FOREST LABS INC COM       1,325,804      785    6,000               858,133     5,160     469,296
GENERAL ELEC CO              79,295                                       0         0      79,295
GENERAL MTRS CORP CL         76,507                                  61,152         0      15,355
HARLEY DAVIDSON INC C     1,755,469      870   12,400             1,159,230     6,950     602,559
HOME DEPOT INC COM        3,392,483    1,425   27,900             2,114,582    17,815   1,289,411
HUNTINGTON BANCSHARES        55,500                                       0         0      55,500
I B M                        10,000                                       0         0      10,000
INTEL CORP COM               61,010                                   4,310         0      56,700
J.P. MORGAN CHASE & C         2,040             5,550                     0         0       7,590
JOHNSON & JOHNSON            12,828            12,600                    28         0      25,400
LABORATORY CORP AMER        954,507      540    2,200               576,617     5,190     375,440
L-3 COMMUNICATIONS HL       749,585      385    1,150               478,230     3,625     269,265
MEDTRONIC INC COM         3,387,777    1,485   22,800             2,080,062    15,425   1,316,575
MERCK & CO INC               23,466             1,000                     0         0      24,466
MERRILL LYNCH & CO IN     2,716,758    1,185   17,000             1,773,285    13,110     948,548
MICROSOFT CORP COM          110,735            16,000                11,035         0     115,700
NBP TRUECROSSING FDS         12,044                                       0         0      12,044
NOKIA CORP ADR SPONSO     5,959,638    3,120   21,900             3,744,551    22,720   2,217,387
ORACLE SYS CORP              96,906                                  76,780         0      20,126
PFIZER INC                3,756,709    1,945   26,000             2,417,220    18,015   1,349,419
PRINS RECYCLING CORP         18,000                                  18,000         0           0
QUALCOMM INC COM          1,531,730      811    3,300             1,091,316     2,101     442,424
ROYAL DUTCH PETE CO N                          10,500                     0         0      10,500
RSTK ABTOX INC SER F        120,387                                       0         0     120,387
S L M CORPORATION COM     1,061,456      475    2,300               641,840     4,730     417,661
SCHERING PLOUGH CORP         13,725                                     125         0      13,600
SCHWAB CHARLES CORP N        65,894            50,000                 6,569         0     109,325
SPDR TR UNIT SER 1            2,350                                   2,350         0           0
ST JUDE MED INC COM         252,600                                       0         0     252,600
SUN HEALTHCARE GROUP         20,000                                  20,000         0           0
SUN MICROSYSTEMS INC        134,265                                 102,559         0      31,706
SYMANTEC CORP COM            26,075                                  19,875         0       6,200
TEXAS INSTRS INC COM         68,702                                  49,915         0      18,787
UNILEVER N V WI                                 3,571                     0         0       3,571
VERITAS SOFTWARE CO C        42,253                                  33,201         0       9,052
WAL MART STORES INC          42,536             2,600                     0         0      45,136
WRIGLEY WM JR CO                               24,000                     0         0      24,000